RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RECLAMATION PROVISION
Long-term, beginning of year	$ 722,449
Current, beginning of year	7,547
Reclassification from long-term to current, end of year	(23,508)	$ (7,547)
Long-term, end of year	878,328	722,449
Asset retirement obligation
RECLAMATION PROVISION
Long-term, beginning of year	706,958	635,648
Current, beginning of year	4,547	11,320
Current year additions and changes in estimate, net	217,506	72,181
Current year accretion	15,951	6,554
Liabilities settled	(16,850)	(3,213)
Foreign exchange revaluation	(40,666)	(10,985)
Reclassification from long-term to current, end of year	(22,127)	(4,547)
Long-term, end of year	865,319	706,958
Asset retirement obligation | Kirkland Lake
RECLAMATION PROVISION
Current year additions and changes in estimate, net	180,400
Environmental remediation liability
RECLAMATION PROVISION
Long-term, beginning of year	15,491	16,135
Current, beginning of year	3,000	3,950
Current year additions and changes in estimate, net		1,048
Liabilities settled	(3,058)	(2,816)
Foreign exchange revaluation	(1,043)	174
Reclassification from long-term to current, end of year	(1,381)	(3,000)
Long-term, end of year	$ 13,009	$ 15,491
Minimum | Discount rate.
RECLAMATION PROVISION
Discount rate used	3.16%	0.36%
Maximum | Discount rate.
RECLAMATION PROVISION
Discount rate used	4.34%	1.56%